SUMMARY OF CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, beginning balance
Initial recognition	4,101,583
Change in fair value	(75,482)
Derivative liability, ending balance	40,954
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, beginning balance
Initial recognition	4,101,583
Conversion of shares	(3,985,147)
Change in fair value	(75,482)
Derivative liability, ending balance	$ 40,954